Restructuring Charges - Summary of Changes in Position of Restructuring Liabilities by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 99		$ 97
Additions	103		66
Utilized	(29)	[1]	(54)	[1]
Released	(4)		(8)		(40)
Other changes	1	[2],[3]	(2)	[2]
Ending Balance	170		99		97
HPMS [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	59		24
Additions	27		43
Utilized	(4)		(3)
Released	(2)		(2)
Other changes			(3)	[2]
Ending Balance	80		59
SP [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	4		1
Additions	17		4
Utilized	(3)		(1)
Released	(1)
Other changes	1	[3]
Ending Balance	18		4
Manufacturing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	20		44
Additions	4		11
Utilized	(6)		(30)
Released			(3)
Other changes	(9)	[3]	(2)	[2]
Ending Balance	9		20
Corporate and Other [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	16		28
Additions	55		8
Utilized	(16)		(20)
Released	(1)		(3)
Other changes	9	[3]	3	[2]
Ending Balance	$ 63		$ 16

[1]	Represents cash payments.
[2]	Other changes primarily related to translation differences.
[3]	Other changes primarily related to translation differences and internal transfers